Financial Risk Management - Capital Management - Financial measurements and ratios (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financial Risk Management
Capitalization	$ 40,102.9		$ 37,424.4
Holding company cash and investments (net of derivative obligations)	2,502.1		1,749.1
Borrowings	11,753.7		9,723.5	$ 8,624.9
Net debt	9,251.6		7,974.4
Non-controlling interests	4,281.2		4,750.4
Total equity	$ 28,349.2		$ 27,700.9	23,018.7
Net debt/total equity	32.60%	32.60%	28.80%
Net debt/net total capital	24.60%	24.60%	22.40%
Total debt/total capital	29.30%	29.30%	26.00%
Interest coverage	10.5	10.5	13.8
Interest and preferred share dividend distribution coverage	9.5	9.5	12.1
Borrowings, At Fair Value	$ 11,775.8		$ 9,490.0
Common shares
Financial Risk Management
Equity in stock	22,959.8		21,615.0
Preferred shares
Financial Risk Management
Equity in stock	1,108.2	$ 1,206.0	1,335.5
Holding company
Financial Risk Management
Borrowings	7,882.4		6,928.9	5,887.6
Borrowings, At Fair Value	7,940.4		6,811.2
Insurance and reinsurance companies
Financial Risk Management
Borrowings	975.8		895.6	733.4
Borrowings, At Fair Value	957.8		836.2
Non-insurance companies
Financial Risk Management
Borrowings	2,895.5		1,899.0	$ 2,003.9
Borrowings, At Fair Value	2,877.6		1,842.6
Excluding consolidated non-insurance companies
Financial Risk Management
Holding company cash and investments (net of derivative obligations)	2,502.1		1,749.1
Borrowings	8,858.2		7,824.5
Net debt	6,356.1		6,075.4
Non-controlling interests	2,740.2		3,115.8
Total equity	$ 26,808.2		$ 26,066.3
Net debt/total equity	23.70%	23.70%	23.30%
Net debt/net total capital	19.20%	19.20%	18.90%
Total debt/total capital	24.80%	24.80%	23.10%
Interest coverage	13.5	13.5	18.1
Interest and preferred share dividend distribution coverage	11.8	11.8	15.0
Excluding consolidated non-insurance companies | Common shares
Financial Risk Management
Equity in stock	$ 22,959.8		$ 21,615.0
Excluding consolidated non-insurance companies | Preferred shares
Financial Risk Management
Equity in stock	1,108.2		1,335.5
Excluding consolidated non-insurance companies | Holding company
Financial Risk Management
Borrowings	7,882.4		6,928.9
Excluding consolidated non-insurance companies | Insurance and reinsurance companies
Financial Risk Management
Borrowings	$ 975.8		$ 895.6